Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property and Equipment
Property and equipment consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Computer hardware and software	$2,559	$2,450
Demonstration fleet and demonstration units	1,669	1,821
Machinery and equipment	6,596	5,940
Furniture and fixtures	293	293
Vehicles	856	835
Leasehold improvements	960	791
Construction in progress	1,841	1,410
Total property and equipment	14,774	13,540
Accumulated depreciation and amortization	(6,408)	(5,851)
Total property and equipment, net	$8,366	$7,689
Property and equipment capitalized under finance lease (capital lease prior to adoption of ASC 842) consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Computer hardware and software	$88	$88
Machinery and equipment	838	838
Total property and equipment, gross	926	926
Less: accumulated depreciation	(261)	(219)
Total property and equipment, net	$665	$707

Property and equipment are stated at cost less accumulated depreciation and amortization, and is depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Asset Category	Estimated useful lives
Computer hardware and software	3 to 5 years
Demonstration units and fleet	2 to 5 years
Machinery and equipment	5 to 7 years
Furniture and fixtures	7 years
Vehicles	5 years
Leasehold improvements	Shorter of useful life or lease term
Property and equipment consisted of the following (in thousands):

	December 31,
	2020	2019
Computer hardware and software	$2,450	$2,992
Demonstration fleet and demonstration units	1,821	1,603
Machinery and equipment	5,940	5,321
Furniture and fixtures	293	325
Vehicles	835	902
Leasehold improvements	791	821
Construction in progress	1,410	465
Total property and equipment	13,540	12,429
Accumulated depreciation and amortization	(5,851)	(4,562)
Total property and equipment, net	$7,689	$7,867